Stockholders’ Equity (Deficit) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stockholders’ Equity (Deficit) [Abstract]
Schedule of Black-Scholes valuation model with assumptions	The options were valued utilizing the Black-Scholes valuation model with the following assumptions:
Volatility	168.95 - 185.11%
Dividends	0%
Risk-free interest rate	3.92%
Term (years)	3.00 - 5.00

Schedule of Warrant Oustanding and Related Prices

The following table summarizes the options outstanding and the related prices for the options to purchase shares of the Company’s common stock issued by the Company as of June 30, 2026:

			Weighted		Weighted
		Weighted	average		average
		average	exercise		exercise
Range of	Number of	remaining	price of	Number of	price of
exercise	options	contractual	outstanding	options	exercisable
prices	outstanding	life (years)	options	exercisable	options
$1.00	131,000	5.38	$1.00	-	$-
	131,000	5.38	$1.00	-	-

The following table summarizes the warrants outstanding and the related prices for the warrants to purchase shares of the Company’s common stock issued by the Company as of June 30, 2026:

			Weighted		Weighted
		Weighted	average		average
		average	exercise		exercise
Range of	Number of	remaining	price of	Number of	price of
exercise	warrants	contractual	outstanding	warrants	exercisable
prices	outstanding	life (years)	warrants	exercisable	warrants
$1.05	15,000	1.25	$1.05	15,000	$1.05
	15,000	1.25	$1.05	15,000	1.05

The following table summarizes the warrants outstanding and the related prices for the warrants to purchase shares of the Company’s common stock issued by the Company as of December 31, 2025:

			Weighted		Weighted
		Weighted	average		average
		average	exercise		exercise
Range of	Number of	remaining	price of	Number of	price of
exercise	warrants	contractual	outstanding	warrants	exercisable
prices	outstanding	life (years)	warrants	exercisable	warrants
$1.05	15,000	1.50	$1.05	15,000	$1.05
	15,000	1.50	$1.05	15,000	1.05

Schedule of Warrant Outstanding	summarized as follows:

	Number of Shares	Weighted Average Exercise Price
Options outstanding at December 31, 2025	-	$-

Issued	131,000	1.00
Exercised	-	-
Cancelled/Expired	-	-
Options outstanding at June 30, 2026	131,000	$1.00

Transactions involving warrants are summarized as follows:

	Number of Shares	Weighted Average Exercise Price
Warrants outstanding at December 31, 2025	15,000	$1.05

Issued	-	-
Exercised	-	-
Cancelled/Expired	-	-
Warrants outstanding at June 30, 2026	15,000	$1.05

Transactions involving warrants are summarized as follows:

	Number of Shares	Weighted Average Exercise Price

Warrants outstanding at December 31, 2024	1,140,000	$0.41
Issued	250,000	1.00
Exercised	(250,000)	1.00
Cancelled/Expired	(1,125,000)	0.40
Warrants outstanding at December 31, 2025	15,000	$1.05